Loans And Leases (Tables)	12 Months Ended
Dec. 31, 2020
Loans And Leases [Abstract]
Recorded Investment In Loans By Portfolio Segment

	December 31, 2020	December 31, 2019
Commercial (1)	$338,286	$170,646
Real estate:
Single-family residential	147,860	120,256
Multi-family residential	45,375	39,229
Commercial	277,028	247,543
Construction	80,426	67,652
Consumer:
Home equity lines of credit	20,962	20,941
Other	2,429	4,174
Subtotal	912,366	670,441
Less: ALLL	(17,022)	(7,138)
Loans and Leases, net	$895,344	$663,303

(1)	Includes $4,133 and $4,779 of commercial leases at December 31, 2020 and December 31, 2019, respectively.

Activity In ALLL By Portfolio Segment

	December 31, 2020
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total
Beginning balance	$2,054	$948	$447	$2,604	$759	$265	$61	$7,138
Addition to (reduction in) provision for loan losses	2,005	745	20	6,580	1,495	15	55	10,915
Charge-offs	(648)	(425)	-	-	-	(21)	-	(1,094)
Recoveries	15	31	-	-	-	17	-	63
Ending balance	$3,426	$1,299	$467	$9,184	$2,254	$276	$116	$17,022

	December 31, 2019
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total
Beginning balance	$1,819	$1,061	$612	$2,274	$739	$410	$97	$7,012
Addition to (reduction in) provision for loan losses	235	(120)	(165)	225	20	(195)	-	-
Charge-offs	-	-	-	-	-	-	(36)	(36)
Recoveries	-	7	-	105	-	50	-	162
Ending balance	$2,054	$948	$447	$2,604	$759	$265	$61	$7,138

Balance In ALLL And Recorded Investment In Loans By Portfolio Segment And Based On Impairment Method

The following table presents the balance in the ALLL and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2020:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$23	$-	$-	$-	$23
Collectively evaluated for impairment	3,426	1,299	467	9,161	2,254	276	116	16,999
Total ending allowance balance	$3,426	$1,299	$467	$9,184	$2,254	$276	$116	$17,022

Loans:
Individually evaluated for impairment	$268	$104	$-	$2,718	$-	$-	$-	$3,090
Collectively evaluated for impairment	338,018	147,756	45,375	274,310	80,426	20,962	2,429	909,276
Total ending loan balance	$338,286	$147,860	$45,375	$277,028	$80,426	$20,962	$2,429	$912,366

The following table presents the balance in the ALLL and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2019:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1	$1	$-	$33	$-	$-	$-	$35
Collectively evaluated for impairment	2,053	947	447	2,571	759	265	61	7,103
Total ending allowance balance	$2,054	$948	$447	$2,604	$759	$265	$61	$7,138

Loans:
Individually evaluated for impairment	85	$107	$-	$4,420	$-	$-	$-	$4,612
Collectively evaluated for impairment	170,561	120,149	39,229	243,123	67,652	20,941	4,174	665,829
Total ending loan balance	$170,646	$120,256	$39,229	$247,543	$67,652	$20,941	$4,174	$670,441

Individually Evaluated For Impairment By Class Of Loans

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2020. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs. Cash payments of interest on these loans during the twelve months ended December 31, 2020 totaled $159.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Real estate:
Commercial:
Owner occupied	$-	$-	$-	$-	$-
Total with no allowance recorded	-	-	-	-	-

With an allowance recorded:
Commercial (1)	533	268	-	489	10
Real estate:
Single-family residential (1)	104	104	-	106	4
Commercial:
Non-owner occupied	2,718	2,718	23	2,728	150
Total with an allowance recorded	3,355	3,090	23	3,323	164
Total	$3,355	$3,090	$23	$3,323	$164

(1)	Allowance recorded is less than $1 resulting in rounding to zero

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2019. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs. Cash payments of interest on these loans during the twelve months ended December 31, 2019 totaled $168.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Real estate:
Commercial:
Owner occupied	$-	$-	$-	$111	$6
Total with no allowance recorded	-	-	-	111	6

With an allowance recorded:
Commercial	85	85	1	92	-
Real estate:
Single-family residential	107	107	1	108	6
Commercial:
Non-owner occupied	4,420	4,420	33	4,194	154
Total with an allowance recorded	4,612	4,612	35	4,394	160
Total	$4,612	$4,612	$35	$4,505	$166

Recorded Investment In Nonaccrual Loans By Class Of Loans

	2020	2019
Loans past due over 90 days still on accrual	$-	$-
Nonaccrual loans:
Commercial	190	85
Real estate:
Single-family residential	421	550
Commercial:
Non-owner occupied	-	1,689
Consumer:
Home equity lines of credit:
Originated for portfolio	12	36
Purchased for portfolio	72	79
Other consumer	-	-
Total nonaccrual	695	2,439
Total nonperforming loans	$695	$2,439

Aging Of Recorded Investment In Past Due Loans By Class Of Loans

The following table presents the aging of the recorded investment in past due loans and leases by class of loans as of December 31, 2020:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$-	$-	$-	$-	$338,286	$190
Real estate:
Single-family residential	1,747	-	315	2,062	145,798	106
Multi-family residential	-	-	-	-	45,375	-
Commercial:
Non-owner occupied	-	78	-	78	159,835	-
Owner occupied	-	-	-	-	90,049	-
Land	-	-	-	-	27,066	-
Construction	-	-	-	-	80,426	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-	-	20,773	12
Purchased for portfolio	-	-	46	46	143	26
Other	-	-	-	-	2,429	-
Total	$1,747	$78	$361	$2,186	$910,180	$334

The following table presents the aging of the recorded investment in past due loans and leases by class of loans as of December 31, 2019:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$-	$71	$-	$71	$170,575	$85
Real estate:
Single-family residential	2,453	261	426	3,140	117,116	124
Multi-family residential	-	-	-	-	39,229	-
Commercial:
Non-owner occupied	-	-	1,689	1,689	138,762	-
Owner occupied	-	-	-	-	81,871	-
Land	-	-	-	-	25,221	-
Construction	304	-	-	304	67,348	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	22	22	20,713	14
Purchased for portfolio	-	-	-	-	206	79
Other	-	-	-	-	4,174	-
Total	$2,757	$332	$2,137	$5,226	$665,215	$302

Nonaccrual Loans As Troubled Debt Restructuring

	2020	2019
Commercial	$190	$85
Total	$190	$85

Recorded Investment In Loans By Risk Category And Class Of Loans

The recorded investment in loans and leases by risk category and by class of loans as of December 31, 2020 and based on the most recent analysis performed follows.

	Not Rated	Pass	Special Mention	Substandard	Doubtful	Total
Commercial	$1	$337,110	$664	$321	$190	$338,286
Real estate:
Single-family residential	147,439	-	-	421	-	147,860
Multi-family residential	-	45,249	-	126	-	45,375
Commercial:
Non-owner occupied	57	150,084	7,054	2,718	-	159,913
Owner occupied	-	87,636	1,537	876	-	90,049
Land	-	27,066	-	-	-	27,066
Construction	-	80,247	179	-	-	80,426
Consumer:
Home equity lines of credit:
Originated for portfolio	20,746	-	-	27	-	20,773
Purchased for portfolio	118	-	-	71	-	189
Other	2,429	-	-	-	-	2,429
	$170,790	$727,392	$9,434	$4,560	$190	$912,366

The recorded investment in loans and leases by risk category and class of loans as of December 31, 2019 follows.  There were no loans rated doubtful at December 31, 2019.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$-	$168,617	$1,424	$605	$170,646
Real estate:
Single-family residential	119,707	-	-	549	120,256
Multi-family residential	-	39,081	-	148	39,229
Commercial:
Non-owner occupied	67	134,466	1,498	4,420	140,451
Owner occupied	-	79,773	2,098	-	81,871
Land	-	25,221	-	-	25,221
Construction	1,855	65,797	-	-	67,652
Consumer:
Home equity lines of credit:
Originated for portfolio	20,681	-	-	54	20,735
Purchased for portfolio	127	-	-	79	206
Other	4,174	-	-	-	4,174
	$146,611	$512,955	$5,020	$5,855	$670,441

Components Of Net Investment In Direct Financing Leases

	December 31, 2020	December 31, 2019
Total minimum lease payments to be received	$4,459	$5,252
Less: unearned income	(326)	(473)
Net investment in direct financing leases	$4,133	$4,779

(1)	There were no initial direct costs associated with these leases

Summary Of Future Minimum Lease Payments Receivable

2021	793
2022	793
2023	1,563
2024	1,310
$4,459